Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,676,490.00
Previously Paid Amount	0.00
Total Fee Amount	5,561.05
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 5,561.05
Narrative - Max Aggregate Offering Price	$ 37,676,490.00
Final Prospectus	true